Trade Payables and Accruals - Summary of Trade Payables and Accruals (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Trade and other current payables [abstract]
Trade payables	$ 1,026.8	$ 943.7
Wages and related employee accruals	128.2	203.5
Other accruals	295.4	401.0
Total trade payables and accruals	$ 1,450.4	$ 1,548.2